Other Income-Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income [Abstract]
VOC Equipment lease income (note 9)	$ 3,093	$ 4,978	$ 6,970
Miscellaneous	513	1,832	2,519
Other income - net	$ 3,606	$ 6,810	$ 9,489